Long Term Investment	12 Months Ended
Jun. 30, 2018
Long Term Investment [Abstract]
LONG TERM INVESTMENT

NOTE 11 – LONG TERM INVESTMENT

a)	Equity Investment

On September 27, 2017, the Company and a non-controlling interest shareholder of CLPS Beijing incorporated Tianjin Huanyu Qinshang Network Technology Co., Ltd (“Huanyu”). The Company invested funds for a 30% equity interest in Huanyu for $0.15 million (RMB 1,000,000). For the year ended June 30, 2018, 30% of the loss from Huanyu was $8,684 and was included in other expense.

The investment in Huanyu was accounted for using the equity method with the cost allocated as follows:

As of June 30, 2018
Original investment	$151,124
Loss in equity interest	(8,684)
Foreign currency translation adjustment	150
$142,590

b)	Investment at cost

On June 13, 2018, the Company purchased a 2.7% equity interest in Lihong in Shanghai for consideration of $0.15 million (RMB 1,000,000) to develop new business. The consideration has not been paid for and is recorded as a liability as of June 30, 2018.